ACQUISITION AND VARIABLE INTEREST ENTITY	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Business Combinations [Abstract]
ACQUISITION AND VARIABLE INTEREST ENTITY

NOTE 4 - VARIABLE INTEREST ENTITY

The VIE contractual arrangements

On December 27, 2018, the Company entered into VIE agreements with two shareholders of Fangguan Electronics to control 95.14% of the ownership rights and receive 100% of the net profit or net losses derived from the business operations of Fangguan Electronics. In exchange for VIE agreements and additional capital contribution, the Company issued 15 million shares of common stock to two shareholders of Fangguan Electronics. (See Note 1).

The transaction was accounted for as a business combination using the acquisition method of accounting. The assets, liabilities and the operations of Fangguan Electronics subsequent to the acquisition date were included in the Company’s consolidated financial statements.

Through power of attorney, equity interest purchase agreement, and equity interest pledge agreement, 95.14% of the voting rights of Fangguan Electronics’ shareholders have been transferred to the Company so that the Company has effective control over Fangguan Electronics and have the power to direct the activities of Fangguan Electronics that most significantly impact its economic performance.

Through business operation agreement with the shareholders of VIE, the Company shall direct the business operations of Fangguan Electronics, including, but not limited to, adopting corporate policy regarding daily operations, financial management, and employment, and appointment of directors and senior officers.

Through the exclusive technical support service agreement with the shareholders of VIE, the Company shall provide VIE with necessary technical support and assistance as the exclusive provider. And at the request of the Company, VIE shall pay the performance fee, the depreciation and the service fee to the Company. The performance fee shall be equivalent to 5% of the total revenue of VIE in any Calendar year. The depreciation amount on equipment shall be determined by accounting rules of China. The Company has the right to set and revise annually this service fee unilaterally with reference to the performance of VIE.

The service fee that the Company is entitled to earn shall be the total business incomes of the whole year minus performance fee and equipment depreciation. This agreement allows the Company to collect 100% of the net profits of the VIE. Except for technical support, the Company did not provide, nor does it intend to provide, any financial or other support either explicitly or implicitly during the periods presented to its variable interest entity.

If facts and circumstances change such that the conclusion to consolidate the VIE has changed, the Company shall disclose the primary factors that caused the change and the effect on the Company’s financial statements in the periods when the change occurs.

There are no restrictions on the consolidated VIE’s assets and on the settlement of its liabilities and all carrying amounts of VIE’s assets and liabilities are consolidated with the Company’s financial statements. In addition, the net income of Fangguan Electronics after Fangguan Electronics became the VIE of the Company is free of restrictions for payment of dividends to the shareholders of the Company.

Assets of Fangguan Electronics that are collateralized or pledged are not restricted to settle its own obligations. The creditors of Fangguan Electronics do not have recourse to the primary beneficiary’s general credit.

Risks associated with the VIE structure

The Company believes that the contractual arrangements with its VIE and respective shareholders are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

•	revoke the business and operating licenses of the Company’s PRC subsidiary and its VIE;
•	discontinue or restrict the operations of any related-party transactions between the Company’s PRC subsidiary and its VIE;
•	limit the Company’s business expansion in China by way of entering into contractual arrangements;
•	impose fines or other requirements with which the Company’s PRC subsidiary and its VIE may not be able to comply;
•	require the Company or the Company’s PRC subsidiary and its VIE to restructure the relevant ownership structure or operations; or
•	restrict or prohibit the Company’s use of the proceeds from public offering to finance the Company’s business and operations in China.

The Company’s ability to conduct its business through its VIE may be negatively affected if the PRC government were to carry out of any of the aforementioned actions. As a result, the Company may not be able to consolidate its VIE in its consolidated financial statements as it may lose the ability to exert effective control over its VIE and its respective shareholders and it may lose the ability to receive economic benefits from its VIE. The Company, however, does not believe such actions would result in the liquidation or dissolution of the Company, its PRC subsidiary and its VIE. There has been no change in facts and circumstances to consolidate the VIE. The following financial statement amounts and balances of its VIE were included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances:

	Balance as of December 31, 2020	Balance as of June 30, 2020
Cash and cash equivalents	$855,616	$1,266,426
Notes receivable	35,320	125,798
Accounts receivable - non-related parties	3,189,072	3,069,629
Inventory	3,017,700	2,639,839
Advances to suppliers - non-related parties	625,484	530,670
Prepaid expenses and other current assets	81,424	58,103
Total Current Assets	7,804,616	7,690,465

Property, plant and equipment, net	6,996,421	6,568,874
Intangible assets, net	1,508,762	1,424,404
Deferred tax assets	47,778	20,743
Total Assets	$16,357,577	$15,704,486

Short-term bank loan	$1,681,906	$2,034,735
Accounts payable	2,455,750	2,637,792
Advance from customers	30,967	27,501
Due to related parties	1,981,879	1,407,145
Accrued expenses and other current liabilities	4,923	61,856
Total Current Liabilities	6,155,425	6,169,029
Total Liabilities	$6,155,425	$6,169,029

NOTE 3 – ACQUISITION AND VARIABLE INTEREST ENTITY

On December 27, 2018, the Company entered into VIE agreements with two shareholders of Fangguan Electronics to control 95.14% of the ownership rights and receive 100% of the net profit or net losses derived from the business operations of Fangguan Electronics. In exchange for VIE agreements and additional capital contribution, the Company issued 15 million shares of common stock to two shareholders of Fangguan Electronics. (See Note 1 and Note 9).

The transaction was accounted for as a business combination using the acquisition method of accounting. The assets, liabilities and the operations of Fangguan Electronics subsequent to the acquisition date were included in the Company’s consolidated financial statements.

The purchase price was allocated to the fair value of the tangible and intangible assets acquired and liabilities assumed. The Company recorded the fair value of the assets acquired and liabilities assumed as of the acquisition date based on the appraisal report. The purchase price allocated to assets acquired and liabilities assumed as of the acquisition was as follows:

Amounts

Cash and cash equivalents	$687,591
Notes receivable	67,441
Accounts receivable, net	2,926,786
Accounts receivable from related parties	46,603
Inventories, net	2,753,359
Advances to suppliers, net	165,819
Other receivables	61,900
Property, plant and equipment, net	7,832,750
Intangible assets, net	1,512,104
Deferred tax assets	54,632
Short-term bank loan	(2,622,683)
Accounts payable	(3,715,537)
Advance from customers	(23,654)
Due to related parties	(1,917,747)
Accrued expenses and other current liabilities	(150,517)
Subscription receivable	1,415,010
Noncontrolling interest	(441,961)
Total consideration	$8,651,896

The subscription receivable was received in full in April 2019.

Following unaudited pro forma combined statement of operations are based upon the historical financial statements of the Company and Fangguan Electronics for the year ended June 30, 2019 and are presented as if the acquisition had occurred at the beginning of the period.

	For the Year Ended June 30, 2019
	Fangguan Electronics	Ionix Technology	Pro Forma Adjustments	Pro Forma Combined

Revenues	$7,628,845	$12,348,492	$(1,586,656)	$18,390,681
Cost of revenues	6,522,437	10,153,217	(1,158,933)	15,516,721
Gross profit	1,106,408	2,195,275	(427,723)	2,873,960
Operating expenses	914,791	1,578,832	-	2,493,623
Income (loss) from operations	191,617	616,443	(427,723)	380,337
Other income (expense)	5,092	(69,371)	-	(64,279)
Income tax provision	29,609	150,025	-	179,634
Net income (loss)	$167,100	$397,047	$(427,723)	$136,424

Through power of attorney, equity interest purchase agreement, and equity interest pledge agreement, 95.14% of the voting rights of Fangguan Electronics’ shareholders have been transferred to the Company so that the Company has effective control over Fangguan Electronics and have the power to direct the activities of Fangguan Electronics that most significantly impact its economic performance.

Through business operation agreement with the shareholders of VIE, the Company shall direct the business operations of Fangguan Electronics, including, but not limited to, adopting corporate policy regarding daily operations, financial management, and employment, and appointment of directors and senior officers.

Through the exclusive technical support service agreement with the shareholders of VIE, the Company shall provide VIE with necessary technical support and assistance as the exclusive provider. And at the request of the Company, VIE shall pay the performance fee, the depreciation and the service fee to the Company. The performance fee shall be equivalent to 5% of the total revenue of VIE in any fiscal year. The depreciation amount on equipment shall be determined by accounting rules of China. The Company has the right to set and revise annually this service fee unilaterally with reference to the performance of VIE.

The service fee that the Company is entitled to earn shall be the total business incomes of the whole year minus performance fee and equipment depreciation. This agreement allows the Company to collect 100% of the net profits of the VIE. Except for technical support, the Company did not provide, nor does it intend to provide, any financial or other support either explicitly or implicitly during the periods presented to its variable interest entity.

If facts and circumstances change such that the conclusion to consolidate the VIE has changed, the Company shall disclose the primary factors that caused the change and the effect on the Company’s financial statements in the periods when the change occurs.

There are no restrictions on the consolidated VIE’s assets and on the settlement of its liabilities and all carrying amounts of VIE’s assets and liabilities are consolidated with the Company’s financial statements. In addition, the net income of Fangguan Electronics after Fangguan Electronics became the VIE of the Company is free of restrictions for payment of dividends to the shareholders of the Company.

Risks associated with the VIE structure

The Company believes that the contractual arrangements with its VIE and respective shareholders are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

·	revoke the business and operating licenses of the Company’s PRC subsidiary and its VIE;
·	discontinue or restrict the operations of any related-party transactions between the Company’s PRC subsidiary and its VIE;
·	limit the Company’s business expansion in China by way of entering into contractual arrangements;
·	impose fines or other requirements with which the Company’s PRC subsidiary and its VIE may not be able to comply;
·	require the Company or the Company’s PRC subsidiary and its VIE to restructure the relevant ownership structure or operations; or
·	restrict or prohibit the Company’s use of the proceeds from public offering to finance the Company’s business and operations in China.

The Company’s ability to conduct its business through its VIE may be negatively affected if the PRC government were to carry out of any of the aforementioned actions. As a result, the Company may not be able to consolidate its VIE in its consolidated financial statements as it may lose the ability to exert effective control over its VIE and its respective shareholders and it may lose the ability to receive economic benefits from its VIE. The Company, however, does not believe such actions would result in the liquidation or dissolution of the Company, its PRC subsidiary and its VIE. The following financial statement amounts and balances of its VIE were included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances:

	Balance as of June 30, 2020	Balance as of June 30, 2019

Cash and cash equivalents	$1,266,426	$361,849
Notes receivable	125,798	120,182
Accounts receivable - non-related parties	3,069,629	3,402,986
Inventory	2,639,839	2,916,515
Advances to suppliers - non-related parties	530,670	106,146
Prepaid expenses and other current assets	58,103	63,756
Total Current Assets	7,690,465	6,971,434

Property, plant and equipment, net	6,568,874	7,506,849
Intangible assets, net	1,424,404	1,496,399
Deferred tax assets	20,743	54,361
Total Assets	$15,704,486	$16,029,043

Short-term bank loan	$2,034,735	$2,618,296
Accounts payable	2,637,792	2,637,039
Advance from customers	27,501	32,372
Due to related parties	1,407,145	1,449,064
Accrued expenses and other current liabilities	61,856	148,287
Total Current Liabilities	6,169,029	6,885,058
Total Liabilities	$6,169,029	$6,885,058